Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 elizabeth.gioia@prudential.com

December 17, 2024

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Prudential Insurance Company of America (“Depositor”)
    The Prudential Individual Variable Contract Account (“Registrant”)
    Definitive Filing Pursuant to Rule 497(j)
    File Nos. 033-25434 and 811-03622

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.With respect to the Prospectus Supplement(s) included in each of the above-referenced Registration Statements, the form of Prospectus Supplement(s) that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statements and
2.The text of the most recent post-effective amendments has been filed with the Commission electronically.

Very truly yours,

/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel